Annual Operating Expenses {- Fidelity SAI Municipal Income Fund} - 12.31 Fidelity SAI Municipal Income Fund_PRO-07 - Fidelity SAI Municipal Income Fund - Fidelity SAI Municipal Income Fund	Mar. 01, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.36%